Prepayments - Schedule of Prepayments of Non-Current and Current (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Non-current prepayments
Non-current prepayments	RM 51,742,427	$ 12,670,167	RM 51,058,607
Current prepayments
Current prepayments	5,377,257	1,316,729	3,761,758
Consultant services [Member]
Non-current prepayments
Non-current prepayments	10,412,627	2,549,740	9,459,196
Current prepayments
Current prepayments	3,756,088	919,753	2,522,452
Licensing [Member]
Non-current prepayments
Non-current prepayments	8,262,047	2,023,127	8,262,047
Server infrastructure [Member]
Non-current prepayments
Non-current prepayments	28,483,410	6,974,732	28,483,410
Project management services [Member]
Non-current prepayments
Non-current prepayments	4,234,301	1,036,853	4,853,954
Current prepayments
Current prepayments	1,239,306	303,469	1,239,306
Advertisement services [Member]
Non-current prepayments
Non-current prepayments	350,042	85,715
Current prepayments
Current prepayments	RM 381,863	$ 93,507